INVESTMENTS - Overview (Details) $ in Millions		12 Months Ended
		Dec. 31, 2015 USD ($) investment	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Investment Holdings
Investments		$ 342,955	$ 333,443
Interest and dividends on investments
Taxable interest		6,414	6,311	$ 5,750
Interest exempt from U.S. federal income tax		215	439	732
Dividend income		388	445	437
Total interest and dividends		7,017	7,195	6,919
Gross realized investments losses, excluding losses from other-than-temporary impairment
Gross realized investment gains		1,124	1,020	1,606
Gross realized investment losses		(442)	(450)	(858)
Net realized gains (losses)	[1]	$ 682	570	748
HTM securities sold, percent of principal collected, minimum		85.00%
Available-for-sale Securities transferred from Held-to-maturity
Carrying value of HTM securities sold		$ 392	8	935
Net realized gain (loss) on sale of HTM securities		10	0	(128)
Carrying value of securities reclassified to available-for-sale		243	889	989
OTTI losses on securities reclassified to available-for-sale		(15)	(25)	$ (156)
Securities available-for-sale
Amortized cost		300,202	299,381
Gross unrealized gains		1,375	2,527
Gross unrealized losses		2,441	1,765
Fair value		$ 299,136	300,143
Number of investments exceeded their fair value | investment		5,212
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for less than twelve months		$ 1,334	404
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer		1,107	1,361
Mortgage-backed securities - U.S. agency-sponsored
Securities available-for-sale
Amortized cost		39,584	35,647
Gross unrealized gains		367	603
Gross unrealized losses		237	159
Fair value		39,714	36,091
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for less than twelve months		141	30
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer		96	129
Mortgage-backed securities - Prime
Securities available-for-sale
Amortized cost		2	12
Gross unrealized gains		0	0
Gross unrealized losses		0	0
Fair value		2	12
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for less than twelve months		0	0
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer		0	0
Mortgage-backed securities - Alt-A
Securities available-for-sale
Amortized cost		50	43
Gross unrealized gains		5	1
Gross unrealized losses		0	0
Fair value		55	44
Mortgage-backed securities - Non-U.S. residential
Securities available-for-sale
Amortized cost		5,909	8,247
Gross unrealized gains		31	67
Gross unrealized losses		11	7
Fair value		5,929	8,307
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for less than twelve months		7	3
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer		4	4
Mortgage-backed securities - Commercial
Securities available-for-sale
Amortized cost		573	551
Gross unrealized gains		2	6
Gross unrealized losses		4	3
Fair value		571	554
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for less than twelve months		3	1
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer		1	2
Mortgage-backed securities
Securities available-for-sale
Amortized cost		46,118	44,500
Gross unrealized gains		405	677
Gross unrealized losses		252	169
Fair value		46,271	45,008
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for less than twelve months		151	34
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer		101	135
U.S. Treasury
Securities available-for-sale
Amortized cost		113,096	110,492
Gross unrealized gains		254	353
Gross unrealized losses		515	127
Fair value		112,835	110,718
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for less than twelve months		505	119
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer		10	8
Agency obligations
Securities available-for-sale
Amortized cost		10,095	12,925
Gross unrealized gains		22	60
Gross unrealized losses		37	13
Fair value		10,080	12,972
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for less than twelve months		30	9
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer		7	4
U.S. Treasury and federal agency securities
Securities available-for-sale
Amortized cost		123,191	123,417
Gross unrealized gains		276	413
Gross unrealized losses		552	140
Fair value		122,915	123,690
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for less than twelve months		535	128
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer		17	12
State and municipal securities
Securities available-for-sale
Amortized cost		12,099	13,526
Gross unrealized gains		132	150
Gross unrealized losses		772	977
Fair value		11,459	12,699
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for less than twelve months		26	15
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer		746	962
Foreign government
Securities available-for-sale
Amortized cost		92,384	90,249
Gross unrealized gains		410	734
Gross unrealized losses		593	286
Fair value		92,201	90,697
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for less than twelve months		429	147
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer		164	139
Corporate
Securities available-for-sale
Amortized cost		15,859	12,033
Gross unrealized gains		121	215
Gross unrealized losses		177	91
Fair value		15,803	12,157
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for less than twelve months		132	63
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer		45	28
Asset-backed securities
Securities available-for-sale
Amortized cost		9,261	12,534
Gross unrealized gains		5	30
Gross unrealized losses		92	58
Fair value		9,174	12,506
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for less than twelve months		58	13
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer		34	45
Other debt securities
Securities available-for-sale
Amortized cost		688	661
Gross unrealized gains		0	0
Gross unrealized losses		0	0
Fair value		688	661
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for less than twelve months		0
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer		0
Debt securities
Securities available-for-sale
Amortized cost		299,600	296,920
Gross unrealized gains		1,349	2,219
Gross unrealized losses		2,438	1,721
Fair value		$ 298,511	297,418
Percentage of investments gross-unrealized loss position for less than a year, rated investment grade		94.00%
Percentage of gross-unrealized loss position for a year or more rated investement grade		90.00%
Equity securities
Securities available-for-sale
Amortized cost		$ 602	2,461
Gross unrealized gains		26	308
Gross unrealized losses		3	44
Fair value		625	2,725
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for less than twelve months		3	4
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer		0	40
Fixed income securities
Securities available-for-sale
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for less than twelve months		1,331
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer		1,107
Mortgage securitizations - Non-agency-sponsored
Securities available-for-sale
Fair value		6,557
Securities available-for-sale (AFS)
Investment Holdings
Investments		299,136	300,143
Held-to-maturity Securities
Investment Holdings
Investments		36,215	23,921
Non-marketable equity securities | Fair value
Investment Holdings
Investments		2,088	2,758
Non-marketable equity securities | Carried at cost
Investment Holdings
Investments		$ 5,516	$ 6,621

[1]	Certain prior-period revenue and expense lines and totals were reclassified to conform to the current period’s presentation. See Note 3 to the Consolidated Financial Statements.